                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 33-16270
                                                               File No. 811-5267


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

     Pre-Effective Amendment No. ___
                                                                           / /

     Post-Effective Amendment No. 26                                       /X/
                                 ----
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /X/

    Amendment No. 26
                 ----

                                 VOYAGEUR FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

          1818 Market Street, Philadelphia, Pennsylvania     19103
          ----------------------------------------------   ---------
            (Address of Principal Executive Offices)       (Zip Code)

Registrant's Telephone Number, including Area Code:          (215) 255-1255
                                                             --------------

           Eric E. Miller, 1818 Market Street, Philadelphia, PA 19103
           ----------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          November 23, 1999
                                                              -----------------

It is proposed that this filing will become effective:

          ___ immediately upon filing pursuant to paragraph (b)

          _X_ on November 23, 1999 pursuant to paragraph (b)

          ___ 60 days after filing pursuant to paragraph (a)(1)

          ___ on (date) pursuant to paragraph (a)(1)

          ___ 75 days after filing pursuant to paragraph (a)(2)

          ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 414 under the Securities Act of 1933, Voyageur Funds, as successor issuer of Voyageur Funds, Inc., is filing this amendment to the registration statement of Voyageur Funds, Inc. and expressly adopts the registration statement of Voyageur Funds, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---



         This Post-Effective Amendment No. 26 to Registration File No. 33-16270 includes the following:


1. Facing Page

2. Contents Page

3. Part A - Prospectus*

4. Part B - Statement of Additional Information**

5. Part C - Other Information

6. Signatures

* This filing contains a Supplement dated November 23, 1999 for the Prospectus for the Registrant's Delaware U.S. Government Securities Fund Class A, Class B, Class C and Institutional Class dated March 1, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on March 10, 1999. The Supplements to the Prospectus filed on May 7, 1999, August 10, 1999 and August 16, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e).

** This filing contains a Supplement dated November 23, 1999 for the Statement of Additional Information for the Registrant dated March 1, 1999. That Statement of Additional Information is incorporated herein by reference to the electronic filing of that Statement of Additional Information made pursuant to Rule 497(c) on March 16, 1999. The Supplement to the Statement of Additional Information filed on September 1, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

                                November 23, 1999

                    Delaware U.S. Government Securities Fund

                Class A * Class B * Class C * Institutional Class
                Supplement to the Prospectus dated March 1, 1999

On November 23, 1999, the Fund was part of a reorganization from a Minnesota corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations, however, the name of the company of which the Fund is a series has changed from Voyageur Funds, Inc. to Voyageur Funds.

This Supplement also updates the Fund's performance information in the Fund Profile section in the beginning of the prospectus, as well as the data in the Financial Information section at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for Delaware U.S. Government Securities Fund Class A shares was -2.19%. That return does not include the maximum Class A sales charge of 4.75%, which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

         The Financial Highlights for each share for the six months ended April 30, 1999 (unaudited) were as follows:(1)

                                                                                                         Institutional
                                                                  Class A        Class B       Class C       Class
                                                                 ------------------------------------------------------
Net asset value, beginning of period ...........................  $10.940        $10.950       $10.930       $10.940

Income from investment operations:
     Net investment income .....................................    0.252          0.213         0.211         0.253
     Net realized and unrealized gain (loss) on investments ....   (0.267)        (0.259)       (0.267)       (0.269)
                                                                  -------        -------       -------       -------
     Total from investment operations ..........................   (0.015)        (0.046)       (0.056)       (0.016)
                                                                  -------        -------       -------       -------

Less dividends and distributions:
     Dividends from net investment income ......................   (0.255)        (0.214)       (0.214)       (0.254)
     Distributions from net realized gain on investments .......   (0.060)        (0.060)       (0.060)       (0.060)
                                                                  -------        -------       -------       -------
     Total dividends and distributions .........................   (0.315)        (0.274)       (0.274)       (0.314)
                                                                  -------        -------       -------       -------

Net asset value, end of period .................................  $10.610        $10.630       $10.600       $10.610
                                                                  =======        =======       =======       =======

Total return(2) ................................................   (0.15%)        (0.43%)       (0.52%)       (0.15%)

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ...................  $40,772         $5,763        $1,130       $40,010
     Ratio of expenses to average net assets ...................    1.10%          1.85%         1.85%         1.10%
     Ratio of expenses to average net assets prior to
         expense limitation and expenses paid indirectly .......    1.12%          1.87%         1.87%         1.12%
     Ratio of net investment income to average net assets ......    4.73%          3.98%         3.98%         4.73%
     Ratio of net investment income to average net assets
         prior to expense limitation and expenses paid
         indirectly ............................................    4.71%          3.96%         3.96%         4.71%
     Portfolio turnover ........................................     240%           240%          240%          240%

-------------------------------------------------------------
(1)  Ratios have been annualized and total return has not been annualized
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

    Supplement to the Statement of Additional Information dated March 1, 1999

                                 Voyageur Funds

                    Delaware U.S. Government Securities Fund

               (Class A * Class B * Class C * Institutional Class)

The following supplements the discussion concerning the Fund's financial statements on Page 1 and under the heading Financial Statements:

         The financial statements for the most recent semi-annual period, the notes relating thereto, and the financial highlights for the same period, are incorporated by reference from the Fund's Semi-Annual Report into this SAI. The Semi-Annual Report will accompany any request for the SAI and can be obtained, without charge, by calling 800-523-1918.

Below are the average annual total return quotations for each Class of the Fund through April 30, 1999. This information supplements and updates the information appearing under the heading Performance Information. The annual return quotations are calculated in the manner described in the SAI.

                                                   Average Annual Total Return(1)
--------------------------------------------------------------------------------------------------------------------------------
                     Class A          Class A           Institutional   Class B        Class B        Class C        Class C
                     (at offer)       (at NAV)          Class           (including     (excluding     (including     (excluding
                                                                        CDSC)          CDSC)          CDSC)          CDSC)
--------------------------------------------------------------------------------------------------------------------------------
1 year ended            0.40%           5.40%              5.39%          0.71%          4.70%          3.61%          4.61%
4/30/99
--------------------------------------------------------------------------------------------------------------------------------
3 years ended           5.66%           7.39%              7.35%          5.73%          6.62%          6.60%          6.60%
4/30/99
--------------------------------------------------------------------------------------------------------------------------------
5 years ended           6.42%           7.47%                N/A            N/A            N/A            N/A            N/A
4/30/99
--------------------------------------------------------------------------------------------------------------------------------
10 years ended
4/30/99                 8.11%           8.64%                N/A            N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------
Life of Fund(2)         8.04%           8.50%              7.27%          6.24%          6.56%          8.08%          8.08%
--------------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without the fee waivers and expense payments.
(2) Class A Shares commenced operation on November 2, 1987; Institutional Class Shares commenced operations on June 7, 1994; Class B Shares commenced operations on June 7, 1994; Class C Shares commenced operations on January 10, 1995.

Below are the current yield quotations for each Class of the Fund for the period ended May 31, 1999. This information supplements and updates the information appearing under the heading Performance Information. The current yield quotations are calculated in the manner described in the SAI.

         The yields for Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares for the 30-day period ended May 31, 1999 were 4.97%, 4.45%, 4.46% and 5.22%, respectively.

Below are the cumulative total return quotations for each Class of the Fund through April 30, 1999. This information supplements and updates the information appearing under the heading Performance Information. The cumulative total return quotations are calculated in the manner described in the SAI.

                                                     Cumulative Total Return(1)
--------------------------------------------------------------------------------------------------------------------------------
                     Class A          Class A           Institutional   Class B        Class B        Class C        Class C
                     (at offer)       (at NAV)          Class           (including     (excluding     (including     (excluding
                                                                        CDSC)          CDSC)          CDSC)          CDSC)
--------------------------------------------------------------------------------------------------------------------------------
3 months ended
4/30/99                -5.85%          -1.16%             -1.26%         -5.25%         -1.34%         -2.42%         -1.44%
--------------------------------------------------------------------------------------------------------------------------------
6 months ended
4/30/99                -5.45%          -0.69%             -0.70%         -4.86%         -0.97%         -2.04%         -1.07%
--------------------------------------------------------------------------------------------------------------------------------
9 months ended
4/30/99                -1.52%           3.36%              3.35%         -1.10%          2.87%          1.79%          2.78%
--------------------------------------------------------------------------------------------------------------------------------
1 year ended            0.40%           5.40%              5.39%          0.71%          4.70%          3.61%          4.61%
4/30/99
--------------------------------------------------------------------------------------------------------------------------------
3 years ended          17.94%          23.86%             23.73%         18.20%         21.20%         21.13%         21.13%
4/30/99
--------------------------------------------------------------------------------------------------------------------------------
5 years ended          36.48%          43.34%                N/A            N/A            N/A            N/A            N/A
4/30/99
--------------------------------------------------------------------------------------------------------------------------------
10 years ended
4/30/99               118.05%         128.98%                N/A            N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------
Life of Fund(3)       143.25%         155.42%             41.02%         34.54%         36.54%         39.73%         39.73%
--------------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without the fee waivers and expense payments.
(2) Class A Shares commenced operation on November 2, 1987; Institutional Class Shares commenced operations on June 7, 1994; Class B Shares commenced operations on June 7, 1994; Class C Shares commenced operations on January 10, 1995.

On November 23, 1999, Voyageur Funds, Inc. was reorganized from a Minnesota corporation to a Delaware business trust named Voyageur Funds. Therefore, the discussion in the General Information section is amended as follows:

         All references to the company's "directors" shall be replaced with the word "trustees."

         The first paragraph under the heading General Information, concerning the organization of the Fund, shall be replaced by the following paragraph:

         The company is an open-end, registered management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. The company was organized as a Minnesota corporation on April 15, 1987, and subsequently reorganized as a Delaware business trust on November 23, 1999.

         The first two paragraphs under the General Information section's sub-heading Capitalization, concerning the authorized capital of the Fund, shall be replaced by the following sentence:

         Voyageur Funds has an unlimited authorized number of shares of beneficial interest with no par value, issued in separate series and classes.

The defined term "Voyageur Funds, Inc." shall be replaced with the term "Voyageur Funds" throughout the SAI.

                                     PART C

                                Other Information


Item 23. Exhibits

         (a) Agreement and Declaration of Trust.

             (1) Agreement and Declaration of Trust (December 17, 1998) attached as Exhibit.

             (2) Certificate of Trust (December 17, 1998) attached as Exhibit.

         (b) By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

         (c) Copies of All Instruments Defining the Rights of Holders.

             (1) Agreement and Declaration of Trust. Articles III, V and VI of
                 Agreement and Declaration of Trust attached as Exhibit (a)(1).

             (2) By-Laws. Article II of By-Laws attached as Exhibit (b).


         (d) Investment Management Agreement.

             (1) Form of Investment Management Agreement (November 1999) between
                 Delaware Management Company and the Registrant on behalf of Delaware U.S. Government Securities Fund attached as Exhibit.

             (2) Form of Investment Sub-Advisory Agreement (November 1999)
                 between Delaware Management Company and Voyageur Asset Management LLC on behalf of Delaware U.S. Government Securities Fund attached as Exhibit.

         (e) (1) Distribution Agreement.

             (i) Form of Distribution Agreement (November 1999) between Delaware
                 Distributors, L.P. and the Registrant on behalf of Delaware U.S. Government Securities Fund incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.

             (2) Administration and Service Agreement Form of Administration and
                 Service Agreement (as amended November 1999) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.

             (3) Dealer's Agreement. Form of Dealer's Agreement (as amended
                 November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.

             (4) Form of Mutual Fund Agreement for the Delaware Group of Funds
                 (as amended December 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.

         (f) Inapplicable.

         (g) Custodian Agreement.

             (1) Form of Custodian Contract with Norwest Bank Minnesota N.A.
                 (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.

         (h) Other Material Contracts.

             (1) Form of Shareholders Services Agreement (November 1999) between
                 Delaware Service Company, Inc. and the Registrant on behalf of Delaware U.S. Government Securities Fund incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.


             (2) Form of Fund Accounting Agreement (November 1999) between
                 Delaware Service Company, Inc. and the Registrant on behalf of Delaware U.S. Government Securities Fund incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.


         (i) Legal Opinion. Attached as Exhibit.

         (j) Consent of Auditors. Attached as Exhibit.

         (k) Inapplicable.

         (l) Inapplicable.

         (m) Plan under Rule 12b-1.

             (1) Form of Plan under Rule 12b-1 incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.

         (n) Plan under Rule 18f-3.

             (1) Form of Plan under Rule 18f-3 (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.

          (o)     Other:   Trustees' Power of Attorney.  Attached as Exhibit.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws attached as Exhibit (b).

Item 26. Business and Other Connections of Investment Adviser.

         Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Tax Free Funds, Voyageur Intermediate Tax Free Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds

II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family. Information regarding the officers and directors of the Manager and the positions they have held with the Registrant during the past two fiscal years is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

         (b) Voyageur Asset Management LLC serves as sub-adviser (the "Sub-Adviser") for the Registrant. The Sub-Adviser is an indirect wholly-owned subsidiary of Dougherty Financial Group LLC. The Sub-Adviser serves as adviser or sub-adviser to other investment companies and administers numerous private accounts. The Sub-Adviser's principal business address is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402. The following persons serve as officers and or directors of the Sub-Adviser.

------------------------------------------------- -----------------------------------------------------------------

Name                                              Positions and Offices with Voyageur Asset Management LLC
------------------------------------------------- -----------------------------------------------------------------

------------------------------------------------- -----------------------------------------------------------------
Frank C. Tonnemaker                               Chief Executive Officer, Board Chairman and Director

------------------------------------------------- -----------------------------------------------------------------
James C. King                                     Director, Chief Investment Officer of Equities and Member

------------------------------------------------- -----------------------------------------------------------------
Louis V. Nanne                                    Director, Executive Vice President and Member

------------------------------------------------- -----------------------------------------------------------------
Thomas J. Abood                                   Secretary and Director

------------------------------------------------- -----------------------------------------------------------------
Susan C. Beran                                    Treasurer, Vice President of Operations, Controller

------------------------------------------------- -----------------------------------------------------------------
Patrick M. Coleman                                Senior Vice President, Director of Research

------------------------------------------------- -----------------------------------------------------------------
Toni H. Elavia                                    Executive Vice President, Senior Equity Portfolio Manager

------------------------------------------------- -----------------------------------------------------------------
Steven P. Eldredge                                Executive Vice President, Head of Tax-Exempt Fixed Income

------------------------------------------------- -----------------------------------------------------------------
Jan M. Mowbray                                    Vice President, Portfolio Manager

------------------------------------------------- -----------------------------------------------------------------
Michael B. Rekas(1)                               Senior Analyst

------------------------------------------------- -----------------------------------------------------------------
Randal W. Harrison                                Vice President, Fixed Income Portfolio Manager

------------------------------------------------- -----------------------------------------------------------------

(1) Equity Research Analyst, BancAmerica Robertson Stephens, San Francisco, CA. prior to June 1998.

Item 27. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

         (c) Not Applicable.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 29. Management Services. None.

Item 30. Undertakings. Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 18th day of November, 1999.

                                     VOYAGEUR FUNDS

                                     By  /s/ David K. Downes
                                         -------------------------------------
                                         David K. Downes
                                         President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                               Title                                       Date
       ---------                               -----                                       ----

/s/ David K. Downes                    President/Chief Executive Officer             November 18, 1999
-----------------------------          Chief Operating Officer/Chief
David K. Downes                        Financial Officer
                                       (Principal Executive Officer, Principal
                                       Financial Officer and Principal
                                       Accounting Officer) and Trustee

/s/ Wayne A. Stork          *         Trustee                                        November 18, 1999
-----------------------------
Wayne A. Stork

/s/ Walter P. Babich        *         Trustee                                        November 18, 1999
-----------------------------
Walter P. Babich

/s/ Anthony D. Knerr        *         Trustee                                        November 18, 1999
-----------------------------
Anthony D. Knerr

/s/ Ann R. Leven            *         Trustee                                        November 18, 1999
-----------------------------
Ann R. Leven

/s/Thomas F. Madison        *         Trustee                                        November 18, 1999
-----------------------------
Thomas F. Madison

/s/Charles E. Peck          *         Trustee                                        November 18, 1999
-----------------------------
Charles E. Peck

/s/ Jan L. Yeomans          *         Trustee                                        November 18, 1999
-----------------------------
Jan L. Yeomans


                         *By /s/ David K. Downes
                             --------------------------
                                 David K. Downes
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.       Exhibit
-----------       -------

EX-99.A1          Agreement and Declaration of Trust (December 17, 1998)

EX-99.A2          Certificate of Trust (December 17, 1998)

EX-99.B           By-Laws

EX-99.D1          Form of Investment Management Agreement (November 1999) between
                  Delaware Management Company and the Registrant on behalf of Delaware U.S. Government Securities Fund

EX-99.D2          Form of Sub-Advisory Agreement (November 1999) between Delaware Management
                  Company and Voyageur Asset Management LLC on  behalf of Delaware U.S. Government
                  Securities Fund

EX-99.I           Legal Opinion

EX-99.J           Consent of Auditors

EX-99.O           Trustees Power of Attorney
